SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES
Schedule of estimated useful lives

Mine equipment	Units-of-production over mineral reserves
Plant equipment and related buildings	Units-of-production over mineral reserves
Other equipment	Straight line over useful life
Office equipment	Straight line over useful life
Vehicles	Straight line over useful life, typically 4 years
Hardware and software	Straight line over useful life, typically 3 years